GOODWILL AND OTHER INTANGIBLE ASSETS, NET -Tested for Impairment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Oct. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 349.8		$ 332.1	$ 320.8
Office (historical)
Goodwill [Line Items]
Goodwill		$ 58.4
Excess Fair Value		10.00%
Lifestyle (historical)
Goodwill [Line Items]
Goodwill		$ 98.8
Excess Fair Value		20.00%
Muuto
Goodwill [Line Items]
Goodwill		$ 183.1
Excess Fair Value		5.00%